SUPPLEMENT SATED OCTOBER 1, 1995 TO THE CURRENT STATEMENT OF ADDITIONAL INFORMATION OF LORD ABBETT AFFILIATED FUND, INC.





































































This page together with the Affiliated sales piece, constitutes the entire supplement dated October 1, 1995 to the Lord Abbett Affiliated Fund's current statement of additional information.

 What Does Investing    A car and a tractor are two very different vehicles;
          Have To Do    likewise, stocks and bonds are very different investment
With Motor Vehicles?    vehicles. While investment decisions may not be as easy
                        as choosing between a car and a tractor, your financial goals, and the method of achieving them, should be clear cut. A financial adviser can help you set your financial goals and map out a plan to help you achieve your objectives.

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    Stocks or Bonds?    Bond owners seek to receive a consistent income stream.
                        Stock owners seek to build assets. Both investments are good choices, depending on what you need. And you probably need both.

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              Bonds:    A portfolio of bonds offers the potential for high
                        current income. However, generally, bond investors will not have the ability to increase their income in the future.

                                   10-Year U.S. Treasury Yield
Intermediate And Long-
Term Bond Income, Over
 Time, Tends To Follow
  The General Trend Of
        Interest Rates



               10-Year U.S. Treasury Yield
12/75               5.68
12/76               4.70
12/77               6.14
12/78               8.68
12/79               11.80
12/80               13.71
12/81               12.02
12/82               7.93
12/83               8.79
12/84               8.97
12/85               7.15
12/86               5.34
12/87               6.00
12/88               7.70
12/89               7.63
12/90               7.02
12/91               4.58
12/92               3.08
12/93               3.08
12/94               5.28
6/95                5.62
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          Can an income investor structure a portfolio that pays the current income needed with an opportunity for a rising stream of income in the future?


  Yes, If The Proper    Ultimately, the current income potential of a portfolio
 Investment Vehicles    is dependent on the total amount of assets in the
         Are Chosen.    portfolio. Using both stocks and bonds has been a good
                        way to grow long-term income.


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The Equity Advantage... Equities should be part of any long-term income plan because they have provided good protection against inflation. In other words, equities have the potential to expand the asset base from which income is derived. If total assets grow, the income that is produced can increase.

How Does It Work?       In the illustration to the right, the Andrews had
                        $100,000 to invest and initially needed about $6,500 in annual income from their investment. Their financial professional, John, suggested they split their money between two investment vehicles: Lord Abbett's
                        Affiliated Fund, an equity vehicle, for their growth needs, and Lord Abbett Bond-Debenture Fund, a fixed-income vehicle, to cover their current income needs.

                        As the Andrews' need for income grew over time, John transferred money from Lord Abbett's Affiliated Fund to the Bond-Debenture Fund. These transfers helped meet the Andrews' income needs.

           [PHOTO - Two gentlemen and a woman reviewing a portfolio]

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SEC-Required Uniformly Computed Average Annual Rates of Total Return and SEC
yield at the maximum sales charge++ for the periods ended 6/30/95 were:

       Affiliated Fund                            Bond-Debenture Fund
------------------------------     ---------------------------------------------
 1 yr.      5 yrs.     10 yrs.      1 yr.      5 yrs.     10 yrs.   30-Day Yield
+16.30%    +10.89%     +12.55%     +3.50%     +11.21%     +9.60%        8.57%

Past results are not an indication of future results. The investment return and principal value of an investment in either fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

++Maximum sales charges for Affiliated Fund and Bond-Debenture Fund are 5.75% and 4.75%, respectively.

                          The Andrews' Investment of
  $30,000 in Affiliated Fund and $70,000 in Lord Abbett Bond-Debenture Fund*
                              12/31/74 - 6/30/95

(For Growth Potential)                                (For Today's Income Needs)

This blend of vehicles provided the flexibility needed to increase income ("give investors a raise").

            Affiliated Fund   Transfers From Affiliated Fund     Bond-Debenture Fund    Bond-Debenture Fund   Bond-Debenture Fund
               Balance+           to Bond-Debenture Fund        Cumulative Investment    Principal Balance    Income Paid in Cash
  ----------------------------------------------------------    -----------------------------------------------------------------
  12/74        $ 30,000                                                $70,000
  12/75          40,358                                                                    $  79,904                 6,715
  12/76          54,349                                                                       96,775                 6,966
  12/77          50,728                                                                       96,272                 6,999
  12/78          40,117            $12,000 (on 1/1/78)                 $82,000               102,242                 8,620
  12/79          51,908                                                                      100,057                 9,232
  12/80          64,690                                                                       98,932                 9,544
  12/81          49,854            $15,000 (on 1/1/81)                 $97,000               106,839                12,136
  12/82          61,804                                                                      120,806                12,892
  12/83          77,585                                                                      127,491                13,131
  12/84          61,519            $20,000 (on 1/1/84)                $117,000               136,841                16,386
  12/85          78,048                                                                      147,152                16,722
  12/86          95,957                                                                      145,371                16,754
  12/87          75,803            $22,500 (on 1/1/87)                $139,500               152,420                18,180
  12/88          85,514                                                                      155,667                16,882
  12/89         105,636                                                                      146,577                16,882
  12/90          76,419            $25,000 (on 1/1/90)                $164,500               139,086                19,653
  12/91          93,232                                                                      170,456                18,520
  12/92         104,786                                                                      178,203                18,142
  12/93          87,467            $27,500 (on 1/1/93)                $192,000               215,865                19,959
  12/94          91,018                                                                      188,963                19,027
  6/30/95       105,742                                                                      198,293                 9,502**

                                                                         TOTAL                                    $292,844
------------------------------------------------------------------------------------------------------------------------------------


            At 6/30/95: The Andrews' portfolio was worth $304,035 and their portfolio was generating over $19,000 in annual income.

  * A reduced sales charge of 3.75%, applicable to investments of $100,000, has been deducted.

 ** Six months only.

  + Illustration assumes the reinvestment of all distributions.

--------------------------------------------------------------------------------

   The Importance of    Different investment vehicles provide for different
       an Investment    financial needs. Income needs in our example were
            Strategy    provided by an income vehicle. Growth needs were
                        provided by a growth vehicle. By choosing this strategy, John structured an investment portfolio that satisfied the Andrews' initial needs, but also had the flexibility to meet their future needs.

                        The two major considerations when choosing investments should be: what are your income needs now, and what will you need in the future?

                        Your financial professional can help you develop a long-term investment strategy that works toward reaching your goals. Sit down with him/her to discuss how the Lord Abbett Family of Funds can help you with your financial objectives.

          You wouldn't use a car to plow a field. Choosing the wrong investment vehicle to pursue an investment objective
                    typically leads to similar frustration.

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                            Both of these vehicles
                          are engineered to perform.
--------------------------------------------------------------------------------



                             [2 PHOTOS - New Automobile and Tractor]



      Both are recognized for their high level of customer satisfaction.
                       Both cost approximately the same.
                           Which one should you buy?

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                    It depends. What do you want it to do?
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Results quoted herein represent past performance and reflect appropriate Rule
12b-1 Plan expenses for each fund. Tax consequences are not reflected. The Funds' current sales charge structures have changed from the past. Market prices for bonds and preferred stocks held by a Fund fluctuate as interest rates change. Lower rated bonds held in Bond-Debenture Fund may fluctuate in value and experience periods of reduced liquidity due to changes in economic or market conditions.

Current prospectuses containing more complete information about the Funds, including charges and expenses, can be obtained by calling your financial adviser or Lord, Abbett & Co. at 800-874-3733. An investor should read the prospectus(es) carefully before investing.

If used after 9/30/95, this literature must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.



[LOGO APPEARS HERE]  Lord, Abbett & Co.
                     Investment Management
A Tradition of Performance Through Disciplined Investing
---------------------------------------------------------------------------
The GM Building * 767 Fifth Avenue * New York, NY 10153-0203 * 800-426-1130

                                                                     LA-6IOG-995
                                                                          (9/95)